Segment Reporting - Segment Loss, Including Significant Segment Expenses (Details) - USD ($) $ in Thousands			3 Months Ended						9 Months Ended
	Sep. 30, 2024		Sep. 30, 2025		Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2025
Segment Reporting Information [Line Items]
Research and development expense	$ 2,473	[1]	$ 20,347	[1]			$ 14,034	[2]	$ 43,059	[1]
General and administrative personnel costs	158	[3]	5,538	[3]			3,157	[4]	18,081	[3]
Net loss and comprehensive loss	(2,631)		(24,607)				(17,867)		(61,545)
Net loss	(2,631)		(24,607)		$ (21,790)	$ (15,148)	(17,867)		(61,545)
Reportable Segment
Segment Reporting Information [Line Items]
General and administrative personnel costs	112		3,225				1,153		10,517
Professional and consulting fees	50		1,542				1,981		5,852
Other segment items	0		(147)				911		2,545
Net loss and comprehensive loss	2,631		24,607				17,867		61,545
Net loss	2,631		24,607				17,867		61,545
Reportable Segment | CR-001 external research and development costs
Segment Reporting Information [Line Items]
Research and development expense	2,469		8,714				10,510		19,411
Reportable Segment | CR-002 external research and development costs
Segment Reporting Information [Line Items]
Research and development expense	0		6,705				3,251		11,685
Reportable Segment | Other external research and discovery costs
Segment Reporting Information [Line Items]
Research and development expense	0		357						2,179
Reportable Segment | Research and development personnel costs
Segment Reporting Information [Line Items]
Research and development expense	$ 0		$ 4,211				$ 61		$ 9,356

[1]	Includes related party amount of $6,175 and $21,244 for the three and nine months ended September 30, 2025, respectively, and $2,473 for the period from September 19, 2024 (inception) through September 30, 2024.
[2]	Includes related party amount of $13,185 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 12).
[3]	Includes related party amount of $89 and $719 for the three and nine months ended September 30, 2025, respectively, and $90 for the period from September 19, 2024 (inception) through September 30, 2024.
[4]	Includes related party amount of $571 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 12).